Deferred tax assets and liabilities (Details 2) - USD ($) $ in Billions	Dec. 31, 2020	Dec. 31, 2019
Investments in subsidiaries [member]
Statement [line items]
Temporary differences on which no deferred tax has been provided as they are permanent in nature	$ 5	$ 3
Goodwill from acquisitions [member]
Statement [line items]
Deductible temporary differences for which no deferred tax liability is recognised	$ (27)	$ (24)